Deferred Revenues (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 1,386.7	$ 1,338.0
Security subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	613.1	554.2
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	757.4	765.9
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 16.2	$ 17.9